Income Taxes (Net Deferred Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Policyholder liabilities	$ 9.3	$ 11.9	$ 9.3
Compensation and benefit plans	42.4	43.8	40.4
Loss carryforwards	56.2	50.9	54.4
Investments	41.4	43.3	24.6
Other	1.9	3.7	4.5
Total deferred tax assets	151.2	153.6	133.2
Less: valuation allowances	(4.2)	(0.8)	(1.9)
Net deferred tax assets	147.0	152.8	131.3
Net unrealized capital gains	173.9	121.1	71.4
Capitalized software	10.2	14.8	18.0
Deferred policy acquisition costs	61.6	56.7	54.5
Intangible assets	3.2	5.2	5.4
Other	1.1	3.9	4.2
Total deferred tax liabilities	250.0	201.7	153.5
Net deferred tax liability	$ (103.0)	$ (48.9)	$ (22.2)